22. LEASES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
Schedule of lease payables

	2020	2019
Towers	2,280,952	7,373,373
Physical space	371,240	403,485
Stores	94,121	103,792
Properties	63,793	72,719
Vehicles	146,974	196,657
Power distributed	24,598
Total	2,981,678	8,150,026
Current	654,662	1,510,097
Non-current	2,327,016	6,639,929

Schedule of movements in leases payable

Movements in leases payable

Balance at January 1, 2019
Initial adoption of IFRS 16	8,167,932
New contracts	237,575
Cancellations	(127,699)
Interest	958,573
Payments	(1,611,273)
Contractual changes	524,918
Balance at December 31, 2019	8,150,026
New contracts	1,511,738
Cancellations	(1,093,644)
Interest	1,029,662
Payments	(1,789,106)
Contractual changes	809,122
Transfer to held for sale	(5,636,120)
Balance at December 31, 2020	2,981,678

Schedule of aging list of long-term lease payments	Maturity of long-term lease payments

2022	604,045
2023	505,454
2024	465,782
2025	439,090
2026 to 2030	1,371,099
2031 and thereafter	2,017,943
Total	5,403,413
Interest	(3,076,397)
Non-current	2,327,016

Schedule of supplemental information

Supplemental information

Maturity	Average discount rate	2022	2023	2024	2025	2026 to 2030	After 2031
Up to 2023	10.79%	122,323	23,732
2024-2030	12.27%	94,763	94,763	78,823	52,132	76,074
2031-2034	12.58%	291,479	291,479	291,479	291,479	817,631	386,057
2035 and beyond	12.75%	95,480	95,480	95,480	95,479	477,394	1,631,886
Total		604,045	505,454	465,782	439,090	1,371,099	2,017,943
Projected inflation¹		3.10%	3.75%	3.97%	4.06%	4.25%	4.25%

¹Source: Anbima